000 B000000 10/31/2011
000 C000000 0000022370
000 D000000 N
000 E000000 NF
000 F000000 Y
000 G000000 N
000 H000000 N
000 I000000 6.1
000 J000000 A
001 A000000 JOHN HANCOCK INVESTMENT TRUST
001 B000000 811-0560
001 C000000 6176634497
002 A000000 601 CONGRESS STREET
002 B000000 BOSTON
002 C000000 MA
002 D010000 02210
002 D020000 2805
003  000000 N
004  000000 N
005  000000 N
006  000000 N
007 A000000 Y
007 B000000  5
007 C010100  1
007 C020100 John Hancock Large Cap Equity Fund
007 C030100 N
007 C010200  2
007 C020200 John Hancock Balanced Fund
007 C030200 N
007 C010300  3
007 C020300 John Hancock Sovereign Investors Fund
007 C030300 N
007 C010500  5
007 C020500 John Hancock Global Opportunities Fund
007 C030500 N
007 C010600  6
007 C020600 John Hancock Small Cap Intrinsic Value Fund
007 C030600 N
077 A000000 Y
077 B000000 Y
077 C000000 N
077 D000000 Y
077 E000000 N
077 F000000 N
077 G000000 N
077 H000000 N
077 I000000 Y
077 J000000 N
077 K000000 N
077 L000000 N
077 M000000 N
077 N000000 N
077 O000000 N
077 P000000 N
077 Q010000 Y
077 Q020000 N
077 Q030000 N
SIGNATURE   SALVATORE SCHIAVONE
TITLE       TREASURER
This Form N-SAR B is updated for the inclusion of the Independent Registered Public Accountant's Name and location, as shown in Exhibit EX-99-77B ACCT LTR